Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2007
Component of Operating Other Cost and Expense [Line Items]
Total rental expense	$ 280,000,000	$ 250,000,000	$ 362,000,000
Aggregate maximum payments received by the company	4,050,000,000
Commitments And Contingencies (Textuals) [Abstract]
Range of possible loss, minimum	0
Range of possible loss, maximum	510,000,000
Contingent Obligations Co Brand Partners	5,300,000,000
Amount of rentals subject to subleasing arrangements	27,000,000
Future minimum payments on capital leases due, in 2012	11,000,000
Future minimum payments on capital leases due, in 2013	11,000,000
Future minimum payments on capital leases due, in 2014	12,000,000
Future minimum payments on capital leases due, in 2015	5,000,000
Future minimum payments on capital leases due, in 2016	5,000,000
Future minimum payments on capital leases due, thereafter	29,000,000
Lease Termination Penalties [Member]
Component of Operating Other Cost and Expense [Line Items]
Total rental expense			36,000,000
Visa [Member]
Component of Operating Other Cost and Expense [Line Items]
Aggregate maximum payments received by the company				1,130,000,000
After tax settlement				700,000,000
Pretax quarterly payments	280,000,000	280,000,000	280,000,000
After tax quarterly payments	172,000,000	172,000,000	172,000,000
Mastercard [Member]
Component of Operating Other Cost and Expense [Line Items]
Pretax quarterly payments	300,000,000	600,000,000	600,000,000
After tax quarterly payments	$ 186,000,000	$ 372,000,000	$ 372,000,000